united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive Suite 400 Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant's telephone number, including area code: (405) 778-8377

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report

Climate Global - Climate Resilient REIT Index ETF

(CLIM) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Climate Global - Climate Resilient REIT Index ETF (the "Fund") for the period of March 11, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.climateglobaletf.com/investor-materials. You can also request this information by contacting us at 888-338-3359.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Climate Global - Climate Resilient REIT Index ETF	$44	0.90%Footnote Reference**
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on March 11, 2026. If the Fund had been in operation for the complete annual period, the costs shown would have been higher.
Footnote**	Annualized

How did the Fund perform during the reporting period?

For the period ended August 31, 2026, the Fund generated a total return of 6.43% at net asset value (“NAV”) while the Fund’s primary performance benchmark, the Climate Global – Climate Resilient REIT Index (USD), returned 4.69% and the Fund’s secondary performance benchmark, the S&P 500 Index, a broad market equity index, returned 14.02%.

The Fund is not actively managed and seeks to provide investment results that, before fees and expenses, correspond generally to the total return of the Climate Global – Climate Resilient REIT Index. U.S. REITs rose over the period, with most of the gain in April as the sector rebounded from a March decline, followed by modest and mixed results from May through August as the 10-year Treasury yield moved higher, inflation remained above the Federal Reserve's target and the Federal Reserve left its policy rate unchanged. The Fund trailed the S&P 500 Index over the period, as did U.S. REITs generally, because the broader equity market rebounded more strongly from its March low than real estate securities did. Relative to broad U.S. REIT indexes, the Index's larger weightings in retail and health care REITs and its lower exposure to residential REITs contributed positively to Fund performance through June, and weaker performance by retail REITs in July and August offset part of that advantage. The Index ranks and weights REITs using Climate Global's Climate Robustness and Durability Score (CRDS), which evaluates property-level hazard exposures to perils such as flood, hurricane, wildfire, hail, wind, heat stress, water stress and sea level rise, aggregated at the REIT portfolio level using the same models as the global insurance industry. During the period no hurricane made landfall in the United States and insured losses from natural catastrophes were below recent historical averages.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Climate Global - Climate Resilient REIT Index ETF - NAV
Climate Global - Climate Resilient REIT Index (USD)
S&P 500® Index
$15,000
$10,000
$5,000
$0
$11,402
$10,643
$10,469
03/11/26
03/31/26
04/30/26
05/31/26
06/30/26
07/31/26
08/31/26

Table Summary
	Climate Global - Climate Resilient REIT Index ETF - NAV	Climate Global - Climate Resilient REIT Index (USD)	S&P 500® Index
03/11/26	$10,000	$10,000	$10,000
03/31/26	$9,581	$9,512	$9,641
04/30/26	$10,434	$10,355	$10,653
05/31/26	$10,596	$10,504	$11,214
06/30/26	$10,848	$10,695	$11,107
07/31/26	$11,064	$10,897	$11,100
08/31/26	$10,643	$10,469	$11,402

Cumulative Total Returns

Table Summary
Since Inception (March 11, 2026)
Climate Global - Climate Resilient REIT Index ETF - NAV	6.43%
Climate Global - Climate Resilient REIT Index (USD)	4.69%
S&P 500® Index	14.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Fund Statistics

Table Summary
Net Assets	$1,561,831
Number of Portfolio Holdings	78
Total Advisory Fee Paid	$5,944
Portfolio Turnover Rate	9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Communications	1.0%
Real Estate	98.7%

Top 10 Holdings (% of net assets)

Table Summary
Welltower, Inc.	4.7%
Public Storage	3.6%
American Tower Corporation, Class A	3.2%
Prologis, Inc.	3.1%
Realty Income Corporation	3.0%
Ventas, Inc.	2.9%
Simon Property Group, Inc.	2.9%
Iron Mountain, Inc.	2.3%
Extra Space Storage, Inc.	2.3%
Crown Castle, Inc.	2.1%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. The consent may be revoked by contacting the Fund.

Climate Global - Climate Resilient REIT Index ETF (CLIM) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.climateglobaletf.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083126-CLIM

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert on the audit committee.

(a)(2)	The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026	$15,000
2025	N/A

(b)       Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)       Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026	$3,500
2025	N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)          All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2026, and 2025, respectively.

(e)(1)      The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)       There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             Not applicable.

(g)            All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2026, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)        Not applicable.

(i)         Not applicable.

(j)         Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6. Investments.

(a)        The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)        Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)         Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST Climate Global – Climate Resilient REIT Index ETF (CLIM) Annual Financials and Other Information August 31, 2026

Exchange Listed Funds Trust TABLE OF CONTENTS August 31, 2026

Financial Statements (Form N-CSR, Item 7)

For additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   888-338-3359

•   https://www.climateglobaletf.com/investor-materials

i

CLIMATE GLOBAL – CLIMATE RESILIENT REIT INDEX ETF SCHEDULE OF INVESTMENTS August 31, 2026
	Shares	Fair Value
Common Stocks — 99.7%
Communications — 1.0%
DigitalBridge Group, Inc.	961	$15,290

Real Estate — 98.7%*
Acadia Realty Trust - REIT	626	12,814
Agree Realty Corporation - REIT	336	24,276
AH Realty Trust, Inc. - REIT	1,049	6,798
Alpine Income Property Trust, Inc. - REIT	350	6,811
American Healthcare REIT, Inc. - REIT	545	30,089
American Tower Corporation, Class A - REIT	286	50,249
Americold Realty Trust, Inc. - REIT	1,266	18,927
Apple Hospitality REIT, Inc. - REIT	974	15,535
Brandywine Realty Trust - REIT	2,801	8,459
Broadstone Net Lease, Inc. - REIT	896	18,691
BXP, Inc. - REIT	331	22,505
Camden Property Trust - REIT	185	19,573
CareTrust REIT, Inc. - REIT	577	22,474
CBL & Associates Properties, Inc. - REIT	234	12,797
Centerspace - REIT	192	10,078
Community Healthcare Trust, Inc. - REIT	452	6,649
COPT Defense Properties - REIT	546	19,656
Cousins Properties, Inc. - REIT	618	17,916
Crown Castle, Inc. - REIT	438	33,349
Curbline Properties Corporation - REIT	454	13,543
Diversified Healthcare Trust - REIT	1,578	11,945
Easterly Government Properties, Inc. - REIT	380	9,321
EastGroup Properties, Inc. - REIT	127	25,337
EPR Properties - REIT	301	17,672
Essential Properties Realty Trust, Inc. - REIT	740	22,200
Extra Space Storage, Inc. - REIT	250	35,275
Federal Realty Investment Trust - REIT	205	23,786
First Industrial Realty Trust, Inc. - REIT	290	17,945
Four Corners Property Trust, Inc. - REIT	630	15,674
FrontView REIT, Inc. - REIT	460	8,878
Getty Realty Corporation - REIT	409	13,260
Gladstone Commercial Corporation - REIT	714	9,261
Global Net Lease, Inc. - REIT	1,528	14,027
Healthcare Realty Trust, Inc. - REIT	1,087	20,696
Healthpeak Properties, Inc. - REIT	1,235	25,713
Independence Realty Trust, Inc. - REIT	1,008	16,309
Industrial Logistics Properties Trust - REIT	851	7,025
Innovative Industrial Properties, Inc. - REIT	204	11,612
InvenTrust Properties Corporation - REIT	362	11,696
Iron Mountain, Inc. - REIT	308	35,528
iStar, Inc. - REIT	598	9,054
JBG SMITH Properties - REIT	672	8,098
Kimco Realty Corporation - REIT	928	22,003
Lamar Advertising Company, Class A - REIT	172	25,630
Lineage, Inc. - REIT	541	21,234
	Shares	Fair Value
Common Stocks — 99.7% (continued)
Real Estate — 98.7%* (continued)
LXP Industrial Trust - REIT	318	$19,306
Mid-America Apartment Communities, Inc. - REIT	202	26,028
National Health Investors, Inc. - REIT	245	17,422
NETSTREIT Corporation - REIT	619	12,603
NexPoint Residential Trust, Inc. - REIT	289	6,852
NNN REIT, Inc. - REIT	542	24,498
Omega Healthcare Investors, Inc. - REIT	590	26,975
One Liberty Properties, Inc. - REIT	359	8,591
Orion Office REIT, Inc. - REIT	1,750	4,988
Phillips Edison & Company, Inc. - REIT	474	18,320
Postal Realty Trust, Inc., Class A - REIT	415	9,732
Prologis, Inc. - REIT	343	47,993
Public Storage - REIT	182	55,871
Realty Income Corporation - REIT	770	47,185
Regency Centers Corporation - REIT	326	24,375
Sabra Health Care REIT, Inc. - REIT	901	18,372
Saul Centers, Inc. - REIT	290	9,457
SBA Communications Corporation, Class A - REIT	160	30,346
Service Properties Trust - REIT	1,414	11,029
Simon Property Group, Inc. - REIT	215	45,649
SITE Centers Corporation - REIT	1,322	3,900
SL Green Realty Corporation - REIT	349	19,537
Smartstop Self Storage REIT, Inc. - REIT	352	11,429
STAG Industrial, Inc. - REIT	630	23,468
Strawberry Fields REIT, Inc. - REIT	464	6,259
UMH Properties, Inc. - REIT	760	12,502
Universal Health Realty Income Trust - REIT	168	6,885
Urban Edge Properties - REIT	606	12,823
Ventas, Inc. - REIT	503	45,859
Vornado Realty Trust - REIT	574	21,456
Welltower, Inc. - REIT	308	72,761
WP Carey, Inc. - REIT	407	28,474
		1,541,313
Total Common Stocks (Cost $1,486,927)		1,556,603
Total Investments — 99.7% (Cost $1,486,927)		1,556,603
Other Assets in Excess of Liabilities — 0.3%		5,228
Total Net Assets — 100.0%		$1,561,831

REIT  - Real Estate Investment Trust

*   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

CLIMATE GLOBAL – CLIMATE RESILIENT REIT INDEX ETF SUMMARY OF INVESTMENTS August 31, 2026
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Real Estate	98.7%
Communications	1.0%
Total Common Stocks	99.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES August 31, 2026
Climate Global – Climate Resilient REIT Index ETF
Assets
Investments, at value	$1,556,603
Cash	5,421
Dividend and interest receivable	1,026
Total Assets	1,563,050

Liabilities
Advisory fee payable	1,219
Total Liabilities	1,219
Net Assets	$1,561,831

Net Assets consist of:
Paid-in capital	$1,475,998
Accumulated earnings	85,833
Net Assets	$1,561,831

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	60,000
Net Asset Value, Offering and Redemption Price Per Share	$26.03
Investments, at cost	$1,486,927

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS For the Period Ended August 31, 2026
Climate Global – Climate Resilient REIT Index ETF(a)
Investment Income
Dividend income	$21,566
Interest income	80
Total Investment Income	21,646

Expenses
Advisory fees	5,944
Total Expenses	5,944
Net Investment Income (Loss)	15,702

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	17,064
In-kind redemptions	56,744
73,808
Net Change in Unrealized Gain (Loss) on:
Investments	69,676
Net Realized and Unrealized Gain (Loss) on Investments	143,484
Net Increase (Decrease) in Net Assets Resulting From Operations	$159,186

(a)        For the period March 11, 2026 (commencement of operations) to August 31, 2026.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF CHANGES IN NET ASSETS
Climate Global – Climate Resilient REIT Index ETF
Period Ended August 31, 2026(a)
Operations
Net investment income (loss)	$15,702
Net realized gain (loss) on investments	73,808
Net change in unrealized gain (loss) on investments	69,676
Net Increase (Decrease) in Net Assets Resulting From Operations	159,186

Distributions to Shareholders	(15,878)

Capital Share Transactions
Proceeds from shares sold	2,184,530
Cost of shares redeemed	(766,007)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,418,523
Net Increase (Decrease) in Net Assets	1,561,831

Net Assets
Beginning of period	$—
End of period	$1,561,831

Change in Share Transactions
Shares sold	90,000
Shares redeemed	(30,000)
Net Increase (Decrease) in Shares Outstanding	60,000

(a)        For the period March 11, 2026 (commencement of operations) to August 31, 2026.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Climate Global – Climate Resilient REIT Index ETF (For a Share Outstanding Throughout the Period Presented)	Period Ended August 31, 2026(a)
Net asset value, beginning of period	$24.74

Investment operations:
Net investment income (loss)(b)	0.29
Net realized and unrealized gain (loss) on investments	1.31
Total from investment operations	1.60

Distributions to shareholders from:
Net investment income	(0.31)
Total distributions	(0.31)

Net asset value, end of period	$26.03

Net Asset Value, Total Return	6.43%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,562

Ratios to Average Net Assets:
Expenses	0.90%(d)
Net investment income (loss)	2.38%(d)
Portfolio turnover rate(e)	9%(c)

(a)        For the period March 11, 2026 (commencement of operations) to August 31, 2026.

(b)        Per share amounts calculated using average shares method.

(c)        Not Annualized for periods less than one year.

(d)        Annualized for periods less than one year.

(e)        Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS August 31, 2026

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein are for the Climate Global – Climate Resilient REIT Index ETF (the “Fund”).

The Fund is classified as a non-diversified investment company under the 1940 Act.

The Fund is a passively managed exchange-traded fund (“ETF”).

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Climate Global – Climate Resilient REIT Index (the “Index”). The Fund commenced operations on March 11, 2026.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”), reviewed the Fund, evaluated its business activities and determined that the Fund operates as a single reportable operating segment.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the Fund’s daily operations and financial reporting. Through these committees,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2026

the CODM manages the Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the Fund’s investment strategies. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

(c)    Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the Index. This may result in a difference between the Fund’s performance and the performance of the Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, equities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2026

The following is a summary of the valuations as of August 31, 2026, for the Fund based upon the three levels defined above:

Climate Global – Climate Resilient REIT Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,556,603	$—	$—	$1,556,603
Total	$1,556,603	$—	$—	$1,556,603

*   See Schedule of Investments for additional detailed categorizations.

(d)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations, if any.

(e)    Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(f)     Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2026

tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of August 31, 2026, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(g)    Distributions to Shareholders

The Fund distributes its net investment income at least quarterly and distributes its net capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

3.     Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for, among other things, the selection and ongoing monitoring of the securities in the Fund’s portfolio, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% on the first $500 million; 0.80% on the next $500 million; 0.70% on the next $1 billion; and 0.60% above $2 billion of the average daily net assets of the Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. ETC Platform Services is compensated from the Fund’s advisory fee.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Climate Global, LLC is the Index Provider (the “Index Provider”) to the Fund and acts as the Fund’s sponsor. The Adviser has entered into an arrangement with the Index Provider pursuant to which the Adviser is permitted to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge. In connection with an arrangement between the Adviser, ETC Platform Services and the Index Provider, the Index Provider has agreed to assume the obligation of the Adviser to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Index Provider is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Index Provider does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2026

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in the Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of the Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as the Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4.     Investments Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended August 31, 2026, were as follows:

Fund	Purchases	Sales
Climate Global – Climate Resilient REIT Index ETF	$135,174	$131,313

Purchases and sales of in-kind transactions for the period ended August 31, 2026, were as follows:

Fund	Purchases	Sales
Climate Global – Climate Resilient REIT Index ETF	$2,181,395	$762,570

5.     Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2026

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2026

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Non-Diversification Risk. The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Real Estate Sector Risk. Real estate companies include REITs and other companies involved in the operation and development of commercial, residential and industrial real estate. An investment in a real estate company may be subject to risks similar to those associated with direct ownership of real estate, including the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real estate companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. The price of a real estate company’s securities may also drop because of dividend reductions, lowered credit ratings, poor management, or other factors that affect companies in general.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

7.     Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the period ended August 31, 2026, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
Climate Global – Climate Resilient REIT Index ETF	$57,475	$(57,475)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) August 31, 2026

The tax character of the distributions paid during the tax period ended August 31, 2026, was as follows:

	Period Ended August 31, 2026
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Climate Global – Climate Resilient REIT Index ETF	$15,878	$—	$—	$15,878

As of the tax period ended August 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Climate Global – Climate Resilient REIT Index ETF	$14,750	$1,413	$—	$69,670	$85,833

At August 31, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Climate Global – Climate Resilient REIT Index ETF	$1,486,933	$97,049	$(27,379)	$69,670

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of the tax period ended August 31, 2026, the Fund has no non-expiring accumulated capital loss carryforwards.

8.     Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

As a means to fight inflation, the Federal Reserve and certain foreign central banks have raised interest rates. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Advancements in technology, including the use of artificial intelligence and other emerging technologies, and increased regulation of artificial intelligence may also adversely impact markets.

9.     Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST Report of Independent Registered Public Accounting Firm August 31, 2026

To the Shareholders of Climate Global — Climate Resilient REIT Index ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Climate Global — Climate Resilient REIT Index ETF (the “Fund”), a series of Exchange Listed Funds Trust as of August 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for the period from March 11, 2026 (commencement of operations) through August 31, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations and its changes in net assets, and the financial highlights for the period from March 11, 2026 (commencement of operations) through August 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 20, 2026

EXCHANGE LISTED FUNDS TRUST NOTICE TO SHAREHOLDERS (Unaudited) August 31, 2026

Tax Information

For the period ended August 31, 2026, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income:

Fund	Qualified Dividend Income
Climate Global – Climate Resilient REIT Index ETF	1.87%

For the period ended August 31, 2026, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders:

Fund	Corporate Dividends Received Deduction
Climate Global – Climate Resilient REIT Index ETF	1.87%

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Unaudited) August 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT – CLIM

At a meeting held on December 9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the initial approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Climate Global – Climate Resilient REIT Index ETF (“CLIM” or the “Fund”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Fund to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of ETC’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the investment advisory agreement between the Trust, on behalf of CLIM, and ETC (the “Agreement”), the Board took into account the materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with the independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent, and quality of the services to be provided by ETC; (ii) ETC’s expected costs and the profits to be realized from providing such services, including any fall-out benefits to ETC or its affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fee for CLIM reflects economies of scale to be shared with shareholders; and (v) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by ETC at this Meeting related to the Agreement with respect to CLIM and information provided by ETC in the ordinary course of business throughout the year, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that would perform services for the Fund and their background and experience; a review of the financial condition of ETC; information regarding risk management processes and liquidity management; the compliance policies and

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Unaudited) (Continued) August 31, 2026

procedures of ETC; and an independent report prepared by ISS analyzing the estimated fees and expenses of CLIM as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

With respect to the nature, extent, and quality of the services to be provided to CLIM, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of CLIM. The Board noted that ETC’s responsibilities would include, among other things, develop, implement, and maintain CLIM’s portfolio consistent with the strategies described in CLIM’s prospectus, trading portfolio securities and other investment instruments on behalf of CLIM, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Fund, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to CLIM. The Board noted that it had been provided with ETC’s registration form on Form ADV and ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs including other series of the Trust and other ETFs outside of the Trust.

The Board also considered services to be provided to CLIM by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for CLIM to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to CLIM’s business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for CLIM’s shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. The Board considered ETC’s experience working with ETFs, including other series of the Trust, and other ETFs outside of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to CLIM by ETC.

Performance. Because CLIM is new and has not commenced operations, the Board noted that there were no historical performance records to consider.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC for its services to CLIM under the Agreement. The Board reviewed the report provided by ISS, an independent third party, comparing CLIM’s advisory fee to those paid by a group of peer funds. The Board found that CLIM’s proposed fee was greater than the mean and median of the ISS peer group and also higher than the highest other ETFs in the peer group. The Board took into account that the operation of Fund’s underlying index implies a qualitative analysis and a scoring process which requires access to risk management models and data. The Board noted that the provider of the models and data and related information from a recognized service provider that employs a sophisticated and unique process to generate such models and data and charges licensees of such services such as the index provider a high fee commensurate with the specialized nature of the models and data. The Board considered the limitations in the construction of any peer group with respect to providing meaningful direct comparisons to the Fund, including methodologies that do not give significant weight to certain index operations and the expenses of sourcing data for such operations. The Board noted that CLIM’s significant fees, because the index that it tracks is novel, will have to be paid to the provider of the data that is used in the creation and operation of the index resulting in lower profitability in terms of managing CLIM. The Board further considered that the Fund would have a fee schedule that includes breakpoints and that the advisory fee would be reduced as the Fund grows in size. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that CLIM would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC would be responsible for compensating CLIM’s other service providers and paying CLIM’s other expenses out of its own fee and resources and is ultimately responsible for ensuring the obligation is satisfied. The Board

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Unaudited) (Continued) August 31, 2026

considered the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with CLIM, and reviewed a profitability analysis from ETC with respect to CLIM. The Board considered the risks borne by ETC associated with providing services to CLIM, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of CLIM. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of CLIM as assets grow in size, noting however that for the initial term of the Agreement with respect to CLIM that the Fund was not likely to realize economies of scale and accordingly economies of scale would not be a relevant consideration at this time, however, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreement.

Conclusion. Having requested and received such information from ETC as it believed reasonably necessary to evaluate the terms of the Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to CLIM. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreement was in the best interests of CLIM and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of CLIM; rather, the Board based its determination on the total mix of information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•     888-338-3359

•     https://www.climateglobaletf.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)        There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)           Not applicable

(b)           Not applicable

Item 19. Exhibits.

(a)(1)      Code of Ethics for Principal Executive and Senior Financial Officers. Attached hereto.

(a)(2)      Not applicable.

(a)(3)      A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)      Not applicable.

(a)(5)      Not applicable.

(b)           Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ Richard Malinowski

Richard Malinowski,
Date: October 28, 2026	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: October 28, 2026	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: October 28, 2026	Principal Financial Officer/Treasurer